As filed with the Securities and Exchange Commission on October 27, 2015

Securities Act File No. 333-206407

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[X]
(Check appropriate box or boxes)

Alpine Series Trust
(Exact Name of Registrant as Specified in Charter)

2500 Westchester Avenue, Suite 215
Purchase, New York 10577
 (Address of Principal Executive Offices)

1-888-785-5578
(Area Code and Telephone Number)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577
 (Name and Address of Agent for Service)

With a Copy to:
Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 7th Avenue
New York, New York 10019

EXPLANATORY NOTE

The Combined Proxy Statement/Prospectus and Statement of Additional Information, each in the form filed on September 16, 2015 pursuant to Rule 497 under the Securities Act of 1933, as amended (File No. 333-206407), are incorporated herein by reference.

This Amendment is being filed in order to file, as Exhibit 12 to this Registration Statement, the Opinions of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Combined Proxy Statement/Prospectus.

PART C

OTHER INFORMATION

Item 15. Indemnification

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article III, Section 7 of Registrant's Declaration of Trust provides that if any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

Pursuant to Article VII, Section 2 of the Declaration of Trust, the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Investment Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his duties as a Trustee of the Trust to the fullest extent permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue

Item 16. Exhibits

(1)	Declaration of Trust – previously filed as an Exhibit to the Registrant's Registration Statement on Form N-1A filed on December 21, 2001 and incorporated herein by reference.

(a)	Certificate of Amendment to Declaration of Trust dated September 27, 2011 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 29 to the Registration Statement filed on October 24, 2011 and incorporated herein by reference.

(b)	Establishment and Designation of Series and Classes dated September 27, 2011 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 29 to the Registration Statement filed on October 24, 2011 and incorporated herein by reference.

(2)	By-Laws – previously filed as an Exhibit to the Registrant's Registration Statement on Form N-1A filed on December 21, 2001 and incorporated herein by reference.

(3)	None.

(4)	Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Proxy Statement/Prospectus included in this Registration Statement).

(5)	Instruments Defining Rights of Security Holders, incorporated by reference to the Declaration of Trust and By-Laws.

(6)
Investment Advisory Agreement, as amended, by and between Alpine Woods Capital Investors, LLC and the Registrant– previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 23 to the Registration Statement filed on October 30, 2008 and incorporated herein by reference.

(7)
Form of Distribution Agreement with Quasar Distributors, LLC dated December 16, 2010 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 27 to the Registration Statement filed on February 28, 2011 and incorporated herein by reference.

(8)	None.

(9)
Master Custody and Fund Accounting Agreement dated November 18, 2010 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 27 to the Registration Statement filed on February 28, 2011 and incorporated herein by reference.

(10)
Distribution Plan of Class A Shares of the Alpine Series Trust – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 29 to the Registration Statement filed on October 24, 2011 and incorporated herein by reference.25378 and 811-05684) filed with the Securities and Exchange Commission on October 24, 2011.

(11)
Opinion and consent of Richards, Layton & Finger, P.A. as to the legality of the securities being registered is incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-206407) filed on August 14, 2015.

(12)	Opinions of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Combined Proxy Statement/Prospectus are filed herewith.

(13)	(a) Administration Agreement

(i) Administration Agreement dated November 18, 2010 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 27 to the Registration Statement filed on February 28, 2011 and incorporated herein by reference.

(ii) Amendment No. 1 to the Administration Agreement – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 27 to the Registration Statement filed on February 28, 2011 and incorporated herein by reference.

(b) Transfer Agent Servicing Agreement

(i) Transfer Agency and Service Agreement dated December 8, 2010 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 27 to the Registration Statement filed on February 28, 2011 and incorporated herein by reference.

(ii) Amendment No. 1 to the Transfer Agency and Service Agreement – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 27 to the Registration Statement filed on February 28, 2011 and incorporated herein by reference.

	(c)	Expense Limitation Agreement

(i) Expense Limitation and Reimbursement Agreement dated February 28, 2015 is incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-206407) filed on August 14, 2015.

	(d)	Credit Agreements

(i)
Form of Special Custody and Pledge Agreement dated December 1, 2010 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 27 to the Registration Statement filed on February 28, 2011 and incorporated herein by reference.

(ii)
Form of New York Lending Agreement dated December 1, 2010 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 27 to the Registration Statement filed on February 28, 2011 and incorporated herein by reference.

(14)	Consent of Independent Registered Public Accounting Firm is incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-206407) filed on August 14, 2015.

(15)	Not applicable.

(16)	(a)
Power of Attorney – dated December 16, 2010 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 27 to the Registration Statement filed on February 28, 2011 and incorporated herein by reference

(b)
Power of Attorney, on behalf of Eleanor Hoagland – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 34 to the Registration Statement filed on February 28, 2013 and incorporated herein by reference.

(17)	(a)	Forms of Proxy Card are incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-206407) filed on August 14, 2015.

	(b)	Joint Code of Ethics dated July 1, 2014 – 2013 – previously filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 42 to the Registration Statement filed on February 27, 2015 and incorporated herein by reference.

	(c)	Rule 18f-3 Plan of the Alpine Series Trust – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 29 to the Registration Statement filed on October 24, 2011 and incorporated herein by reference.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file, by post-effective amendment, the final opinion of Willkie Farr & Gallagher LLP supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant, Alpine Series Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Purchase and State of New York, on this 27th day of October, 2015.

ALPINE SERIES TRUST

By:	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated below on October 27, 2015.

	Signature	Title

	/s/ Samuel A. Lieber	President and Trustee
Samuel A. Lieber

	/s/ Ronald G. Palmer, Jr.	Chief Financial Officer
Ronald G. Palmer, Jr.

	Eleanor T.M. Hoagland**	Trustee
Eleanor T.M. Hoagland

	H. Guy Leibler*	Trustee
H. Guy Leibler

	Jeffrey E. Wacksman*	Trustee
Jeffrey E. Wacksman

	James A. Jacobson*	Trustee
James A. Jacobson

*By:	/s/ Samuel A. Lieber
Samuel A. Lieber Attorney-in-Fact pursuant to Power of Attorney

*
Attorney-in-Fact pursuant to Power of Attorney previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 27 to the Registration Statement filed on February 28, 2011 and incorporated herein by reference

**
Attorney-in-Fact pursuant to Power of Attorney dated December 19, 2012, previously filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 34 to the Registration Statement filed on February 28, 2013 and incorporated herein by reference.

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS
(12)	Opinions of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Combined Proxy Statement/Prospectus.